Share-based payment - Summary of Movements of Employee Share Options During The Reported Period (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares ¥ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares ¥ / shares	Jan. 01, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding at beginning of the year | (per share)	$ 0.03	¥ 1.00		¥ 1.00
Granted during the year | (per share)	0.88	1.00		1.00
Forfeited before Reorganization | ¥ / shares		¥ 1.00		1.00
Share sub-division upon Reorganization | $ / shares			$ 0.03
Forfeited after Reorganization | $ / shares	0.03		0.03
Outstanding at end of the year | (per share)	0.13		$ 0.03	¥ 1.00
Exercisable at end of the year | $ / shares	$ 0.03
Outstanding at beginning of the year	23,481,970	4,578,933	4,578,933	1,624,456
Granted during the year	3,035,000	713,840	713,840	3,205,000
Forfeited before Reorganization		(47,507)	(47,507)	(250,523)
Share sub-division upon Reorganization					18,321,704
Forfeited after Reorganization	(300,702)	(85,000)	(85,000)
Outstanding at end of the year	26,216,268	23,481,970	23,481,970	4,578,933
Exercisable at end of the year	14,897,089